Annual Total Returns (Vanguard Russell 2000 Index Fund - ETF Shares ETF) (Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Russell 2000 Index Fund | Vanguard Russell 2000 Index Fund - ETF Shares
Annual Total Return
2013	38.82%
2012	16.26%
2011	(4.26%)